Related Party Transactions - Transactions with existing related parties-Net (expenses)/revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 139	$ 1,764
Avenir LNG
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	148	234
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(9)	(172)
ECGS
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	1,482
Borr Drilling
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	167
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 0	$ 53